Stock-Based Compensation - Summary of Performance Awards Activity (Details) - Performance Shares [Member] - $ / shares			6 Months Ended
	Jun. 08, 2022	Dec. 19, 2021	Jun. 30, 2022	Dec. 31, 2021
Number of Options
Outstanding, beginning of period (in shares)			0
Granted (in shares)	6,796,074	8,400,892	6,796,074
Outstanding, end of period (in shares)			6,796,074
Vested and exercisable, end of period (in shares)			0
Weighted-Average Exercise Price
Outstanding, beginning of period (in dollars per share)			$ 9.92	$ 0
Granted (in dollars per share)			9.92
Outstanding, end of period (in dollars per share)			9.92	$ 0
Vested and exercisable, end of period (in dollars per share)			$ 0
Outstanding, end of period, weighted average remaining contractual life (in years)			9 years 4 months 24 days